Segment Reporting and Information about Geographical Areas (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting and Information about Geographical Areas [Abstract]
Revenues, by Geographic Location
The following table presents revenues, by geographic location (based on the location of the entity selling the product) for the years ended December 31, 2021 and 2020:
	Year Ended December 31,
	2021	2020
North America	$4,164,363	$633,482
Europe	2,291,341	249,170
Asia	613,138	—
Total net sales	$7,068,842	$882,652